Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

WARNER MUSIC GROUP CORP.

Schedule II—Valuation and Qualifying Accounts

Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Deductions	Balance at End of Period
	(in millions)
Year Ended September 30, 2019
Allowance for doubtful accounts	$18	$3	$(4)	$17
Reserves for sales returns	28	88	(93)	23
Allowance for deferred tax asset	206	4	(119)	91
Year Ended September 30, 2018
Allowance for doubtful accounts	$18	$4	$(4)	$18
Reserves for sales returns	33	108	(113)	28
Allowance for deferred tax asset	193	33	(20)	206
Year Ended September 30, 2017
Allowance for doubtful accounts	$19	$3	$(4)	$18
Reserves for sales returns	33	119	(119)	33
Allowance for deferred tax asset	310	23	(140)	193